Advances to suppliers, net (Tables)	12 Months Ended
Dec. 31, 2014
Advances to suppliers, net [Line Items]
Schedule Of Advances To Suppliers [Table Text Block]
Advances to Suppliers consisted of the following:

	December 31,	December 31,
	2014	2013

Advances to Suppliers	$10,967,390	$11,529,363
Allowance for doubtful accounts	(333,110)	(138,834)
Advances to Suppliers, net	$10,634,280	$11,390,529

Advances To Suppliers [Member]
Advances to suppliers, net [Line Items]
Schedule of Allowance For Doubtful Accounts [Table Text Block]
An analysis of the allowance for doubtful accounts for the years ended December 31, 2014 and 2013 is as follows:

	Years ended December 31,
	2014	2013
Balance at beginning of year	$138,834	$454,128
Addition to doubtful accounts expense	252,952	139,085
Deduction – utilization or return of advances	(58,117)	(458,692)
Translation adjustments	(559)	4,313
Balance at end of year	$333,110	$138,834